LONG SERVICE AWARDS ("LSA") PROVISIONS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)
LONG SERVICE AWARDS ("LSA") PROVISIONS
Long service award provisions		Rp 1,066		$ 89	Rp 1,254
Long service award expense	Rp 290	Rp 290	Rp 161